Average Annual Total Returns - Invesco Oppenheimer International Growth Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) 1 Year	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) 5 Years	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) 10 Years
Total	Mar. 25, 1996	15.22%	8.07%	7.08%	11.61%	7.36%	6.60%	11.45%	6.45%	5.73%	Mar. 25, 1996	20.00%	8.49%	7.05%	Mar. 01, 2001	21.59%	9.03%	7.41%	Sep. 07, 2005	22.18%	9.57%	7.99%	May 24, 2019	22.39%	9.44%	[1]	7.75%	[1]	Mar. 29, 2012	22.41%	9.76%	8.85%	10.65%	8.93%	4.92%

[1]	Performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.